Cassidy & Associates
                  Attorneys at Law
                 215 Apolena Avenue
           Newport Beach, California 92662
                     ----------
             Email:  CassidyLaw@aol.com

Telephone: 202/387-5400              Fax:  949/673-4525

                    October 7,2010


United States Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

          Re:  Alderwood Acquisition Corporation

Gentlemen:

     I attach for filing the registration on Form 10-12g for Alderwood Acquisition Corporation



                         Sincerely,



                         /s/ Lee W. Cassidy